Derivative Instruments (Information) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments [Line Items]
Current derivative financial assets	$ 5	$ 12
Noncurrent derivative financial assets	64	3
Current derivative financial liabilities	(3)	(3)
Derivative instruments on energy and marine transport [Member]
Derivative Instruments [Line Items]
Current derivative financial assets	4	4
Current derivative financial liabilities	0	0
Foreign currency and interest derivative instruments [Member]
Derivative Instruments [Line Items]
Current derivative financial assets	1	8
Noncurrent derivative financial assets	64	3
Current derivative financial liabilities	(3)	(3)
Noncurrent derivative financial liabilities	$ (3)	$ (5)